Bonds and Securities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Bonds and securities	R$ 495,495	R$ 431,056
Bonds and securities, current	4,763	93
Bonds and securities, noncurrent	R$ 490,732	430,963
Units In Funds [Member]
IfrsStatementLineItems [Line Items]
Index	CDI
Bonds and securities	R$ 410,012	353,454
Bank Deposit Certificates [Member]
IfrsStatementLineItems [Line Items]
Index	96% to 101% of CDI
Bonds and securities	R$ 85,483	R$ 77,602